Financial instruments - additional disclosures (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	$ (6,943)	$ (6,786)
Potential inflows in various currencies - from financial derivative assets	7,062	6,820
Not later than one month [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(2,029)	(843)
Potential inflows in various currencies - from financial derivative assets	2,029	847
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(4,598)	(5,482)
Potential inflows in various currencies - from financial derivative assets	4,712	5,516
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(316)	(461)
Potential inflows in various currencies - from financial derivative assets	$ 321	$ 457